Inventories, Net (Details) - Schedule of Inventories - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials and components		$ 28,331	$ 47,737
Finished goods	[1]	39,381	41,678
Inventories, total		$ 67,712	$ 89,415

[1]	Includes amounts of $367 and $405 as of December 31, 2023 and 2022, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.